Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares
Accounts receivable	¥ 4
Short-term loan	28,490	$ 4,199
Accounts payable	24,208	3,568
Contract liabilities	28,205	4,157
Accrued payroll	2,067	305
Income taxes payable	49	7
Other payables and accrued expenses	145,664	21,468	4,956
Current operating lease liabilities	1,197	176
Long-Term Loan, Current Portion	6,441	949
Current liabilities of discontinued operations			569,038
Long-term loan	2,065	304
Non-current operating lease liabilities	1,477	218
Deferred tax liabilities	7,168	1,056
Non-current liabilities of discontinued operations			603,875
Variable Interest Entity
Restricted cash	6,503
Short-term loan	28,490
Accounts payable	23,226
Contract liabilities	19,263
Accrued payroll	488
Income taxes payable
Other payables and accrued expenses	24,185
Amount due to related parties
Current operating lease liabilities	549
Long-Term Loan, Current Portion	4,950
Current liabilities of discontinued operations			32,212
Long-term loan
Non-current operating lease liabilities	371
Deferred tax liabilities
Non-current liabilities of discontinued operations			¥ 6,946
Class A Ordinary Shares
Redeemable ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.09		$ 0.09
Redeemable ordinary shares, shares issued (in Shares) | shares	22,175	22,175	22,175
Redeemable ordinary shares, shares outstanding (in Shares) | shares	22,175	22,175	22,175
Ordinary shares, shares par value | $ / shares		$ 0.09		0.09
Ordinary shares, shares authorized | shares	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued | shares	435,531,545	435,531,545	9,273,208
Ordinary shares, shares outstanding | shares	435,486,735	435,486,735	9,228,398
Class B Ordinary Shares
Ordinary shares, shares par value | $ / shares		$ 0.09		$ 0.09
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	6,666,668	6,666,668	6,666,668
Ordinary shares, shares outstanding | shares	6,666,668	6,666,668	6,666,668